REINSURANCE	12 Months Ended
Dec. 31, 2011
REINSURANCE

7.  REINSURANCE

The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2011		2010		2009
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$15,333.1	$15,107.5	$14,700.0	$14,519.2	$14,196.3	$14,199.4
Ceded	(186.5)	(204.7)	(223.2)	(204.4)	(193.4)	(186.6)

Net premiums	$15,146.6	$14,902.8	$14,476.8	$14,314.8	$14,002.9	$14,012.8

About 95% of our ceded premiums are ceded to state-provided reinsurance facilities, including the Michigan Catastrophic Claims Association (“MCCA”) and the North Carolina Reinsurance Facility (“NCRF”), and state-mandated involuntary Commercial Auto Insurance Procedures/Plans (“CAIP”) (collectively referred to as “State Plans”); MCCA and NCRF each comprise about 40% of the ceded premiums. The remaining 5% represents premiums ceded related to our non-auto programs.

Losses and loss adjustment expenses (LAE) were net of reinsurance ceded of $219.7 million in 2011, $312.7 million in 2010, and $417.6 million in 2009. During 2009, we changed our loss reserving process regarding lifetime estimates for medical benefits related to personal injury protection claims ceded to the MCCA, which increased both the amount of loss reserves and the corresponding reinsurance recoverables on unpaid losses and, therefore, had no impact on our results of operations. During 2010, further reviews of the MCCA program claim files resulted in additional ceded reserves to reflect lifetime estimates, as well as an increase in claims volume.

Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
	2011		2010		2011		2010
(millions)	$	%	$	%	$	%	$	%
MCCA	$21.4	31%	$20.0	23%	$650.4	80%	$578.7	78%
NCRF	19.0	27	20.7	23	51.4	6	45.3	6
CAIP	12.7	18	11.9	14	58.4	7	65.9	9

State Plans	53.1	76	52.6	60	760.2	93	689.9	93
Non-auto	16.7	24	35.5	40	57.8	7	51.6	7

Total	$69.8	100%	$88.1	100%	$818.0	100%	$741.5	100%

Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to Progressive. Since the majority of our reinsurance is through State Plans, our exposure to losses from their failure is minimal, since the plans are funded by mechanisms supported by the insurance companies in the state. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies. The majority of the reinsurance on our non-auto programs relates to our professional liability insurance business, which was sold during 2010 and is currently in run-off.